Income Taxes (Tables)	12 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Income from Continuing and Discontinued Operations Before Income Taxes
f.	Income from continuing and discontinued operations before income taxes is comprised of the following:

	Year ended March 31,
	2017	2016	2015
Domestic (Israel)	$123,707	$290,946	$250,979
Foreign (North America, the Cayman Islands, Ireland and the U.K.)	436,739	345,638	329,914
Income from continuing and discontinued operations before taxes	$560,446	$636,584	$580,893

Components of Taxes on Income
g.	Taxes on income are comprised of the following:

	Year ended March 31,
	2017	2016	2015
Current taxes	$25,396	$66,785	$166,466
Prior years' (benefits) taxes	(2,444)	2,540	(20)
Deferred income taxes (benefits)	80,828	25,988	(70,387)
	$103,780	$95,313	$96,059

Domestic (Israel)	$26,175	$34,254	$25,881
Foreign (North America, the Cayman Islands, Ireland and the U.K.)	77,605	61,059	70,178
	$103,780	$95,313	$96,059

Reconciliation of Statutory Tax Rate of Parent Company to Effective Consolidated Tax Rate
h.	Reconciliation of the statutory tax rate of the parent company in Israel to the effective consolidated tax rate:

	Year ended March 31,
	2017	2016	2015
Statutory tax rate (in Israel)	25.0%	26.5%	26.5%

(Decrease) increase in effective tax rate due to:
Tax benefits from reduced tax rates under benefit programs	(5.2%)	(6.0%)	(7.0%)
Utilization of net operating losses	0.0%	(5.0%)	0.0%
Different tax rates applicable to non-Israeli subsidiaries	(1.5%)	(2.5%)	(4.0%)
Uncertain tax positions, net	0.7%	1.5%	1.0%
Taxes from prior years	(0.5%)	0.5%	0.0%
Effective consolidated tax rate	18.5%	15.0%	16.5%

Components of Current Taxes
i.	Current taxes are calculated at the following rates:

	Year ended March 31,
	2017	2016	2015
On Israeli operations (not including “Approved Enterprise”)	25.0%	26.5%	26.5%
On U.S. operations *	35.2%	35.2%	35.5%
On Canadian operations *	25.0%	25.0%	25.0%
On U.K. operations *	20.0%	20.0%	21.0%
On Ireland operations *	12.5%	12.5%	12.5%

*

The U.S., Canadian, U.K., and Irish subsidiaries are taxed on the basis of the tax laws prevailing in their countries of residence.  The Canadian subsidiary qualifies for research and development tax credits and manufacturing and processing credits, thereby reducing its effective tax rate.

Schedule of Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and carryforward losses.

	March 31,
	2017	2016
Deferred tax assets:
Net operating loss carryforward	$18,143	$11,322
Deferred revenue	22,137	39,153
Property, plant, and equipment	789	908
Accrued expenses	86,760	141,524
Bad debt allowance	112	36
Amortization and impairment	4,435	5,218
Other, net	21,419	29,885
Total deferred tax assets	153,795	228,046
Valuation allowance for deferred tax assets	(11,407)	(11,817)
Net deferred tax assets	142,388	216,229
Deferred tax liabilities:
Property, plant, and equipment	(2,086)	(2,203)
Other, net	(316)	(312)
Total deferred tax liabilities	(2,402)	(2,515)
Net deferred tax assets	$139,986	$213,714
Domestic	$11,152	$18,338
Foreign	128,834	195,376
	$139,986	$213,714

Schedule of Deferred Income Taxes Presented on the Consolidated Balance Sheets

The deferred income taxes are presented on the consolidated balance sheets as follows:

	March 31,
	2017	2016
Among current assets (“other receivables and prepaid expenses”)	$132,064	$212,222
Among other assets ("long-term deferred income tax assets")	10,324	4,007
Among short-term liabilities	(288)	(283)
Among long-term liabilities	(2,114)	(2,232)
	$139,986	$213,714

Schedule of Uncertain Tax Positions

The Company adopted FASB ASC Section 740-10-25, “Income Taxes-Overall-Recognition,” effective January 1, 2007, which prescribes a model for how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return (see Note 2.m and Note 2.u).

	Year ended March 31,
	2017	2016	2015
Unrecognized tax exposure at beginning of year	$22,093	$8,966	$6,858
Increases as a result of positions taken in prior period	750	6	129
(Decreases) increases as a result of positions taken in prior period	(4,794)	4,393	(462)
Increases as a result of positions taken in current period	5,408	8,728	2,501
Decreases due to settlements with tax authorities	—	—	(60)
Unrecognized tax exposure at end of year	$23,457	$22,093	$8,966